INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2023
Intangible Assets [Abstract]
Schedule of intangible assets

Cost	IP Research & Development	Patents	Licenses	Software	Total
	$	$	$	$	$
Balance as at March 31, 2021	1,604	97	—	—	1,701
Additions	—	341	—	74	415
Effect of foreign exchange	(38)	5	—	—	(33)
Balance as at March 31, 2022	1,566	443	—	74	2,083
Additions	1,342	495	1,330	—	3,167
Effect of foreign exchange	168	40	49	—	257
Balance as at March 31, 2023	3,076	978	1,379	74	5,507

Accumulated Amortization
Balance as at March 31, 2021 and March 31, 2022	—	—	—	—	—
Amortization charge	—	—	19	18	37
Balance as at March 31, 2023	—	—	19	18	37

Net book value as at March 31, 2022	1,566	443	—	74	2,083
Net book value as at March 31, 2023	3,076	978	1,360	56	5,470